SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%